Long-term debt - Narrative (Details)								12 Months Ended
	Mar. 16, 2020 CAD ($)	Jun. 13, 2019 CAD ($)	May 24, 2019 CAD ($)	Oct. 15, 2018 CAD ($)	Sep. 21, 2018 CAD ($)	May 04, 2018 CAD ($)	Apr. 16, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Feb. 13, 2020 CAD ($)	Sep. 10, 2019 CAD ($)	May 13, 2019 CAD ($)	May 13, 2019 USD ($)	Sep. 14, 2018 CAD ($)	Sep. 14, 2018 USD ($)	Aug. 21, 2018 CAD ($)	Mar. 29, 2018 CAD ($)	Mar. 29, 2018 USD ($)	Mar. 12, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs								$ 18,000,000	$ 20,000,000
Series M-50 medium term notes
Disclosure of detailed information about borrowings [line items]
Principal amount											$ 550,000,000
Series M-50 medium term notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)											2.90%
Series M-27 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed		$ 1,000,000,000
Series M-27 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.25%
Series M-37 debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed			$ 400,000,000
Series M-37 debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			3.54%
Series M-49 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 600,000,000
Series M-49 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)												2.75%	2.75%
Series US-2 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 808,000,000	$ 600,000,000
Series US-2 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)												4.30%	4.30%
Series M-51 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 750,000,000
Series M-51 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										3.50%
Series M-24 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed	$ 500,000,000
Early debt redemption costs	$ 17,000,000
Series M-24 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	4.95%
Series 8 notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed				$ 200,000,000
Series 8 notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.625%
Series M-25 medium term notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed					$ 1,000,000,000
Series M-25 medium term notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					3.35%
Series US-1 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount														$ 526,000,000	$ 400,000,000		$ 967,000,000	$ 750,000,000
Series US-1 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)														4.464%	4.464%		4.464%	4.464%
Series M-48 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount																$ 1,000,000,000
Series M-48 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																3.80%
Series M-28 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed						$ 400,000,000
Series M-28 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						3.50%
Series 9 notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed							$ 200,000,000
Series 9 notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							4.59%
Series M-33 debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							5.52%
Principal amount redeemed							$ 300,000,000
Series M-47 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount																			$ 500,000,000
Series M-47 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																			3.35%